Property and equipment, net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 0.8	$ 0.5	$ 2.4	$ 1.4	$ 2.0	$ 1.4	$ 0.6